Organization and Plan Of Business Operations - Additional Information (Detail) - USD ($)		6 Months Ended
	Jan. 26, 2021	Jan. 26, 2021	Apr. 26, 2021
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during period shares new shares		41,400,000
Payment made towards restricted investments	$ 414,000,000
Term Of Restricted Investments	185 days
Equity method investment ownership percentage	50.00%	50.00%
Networth needed post business combination	$ 5,000,001	$ 5,000,001
Estimated expenses payable on dissolution	$ 100,000	100,000
Period within which the public shares shall be redeemed after the cut off date for consummating business combination in case the combination does not occur	10 days
Cash	$ 1,682,128	$ 1,682,128	$ 1,682,128
Maximum
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Per share amount to be maintained in the trust account	$ 10.00	$ 10.00
Minimum
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of the fair value of assets in the trust account of the prospective acquiree excluding deferred underwriting discount	80.00%	80.00%
Temporary equity redemption price per share	$ 10.00	$ 10.00
Per share amount to be maintained in the trust account	$ 10.00	10.00
Private Placement Warrants
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants or rights issue of warrants during the period	10,280,000
Class of warrants or rights issue price per share	$ 1.00	1.00
Proceeds from issuance of warrants	$ 10,280,000
Common Class A
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from issuance of warrants	$ 36,429,930
Temporary equity redemption price per share	$ 10	$ 10
Percentage of the public shareholding eligible for transfer without restrictions	15.00%	15.00%
Percentage of the public shareholding to be redeemed in case the business combination is not consummated	100.00%	100.00%
IPO
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Adjustments to additional paid in capital stock issuance costs	$ 23,454,123
Underwriting fee	8,280,000
Deferred underwriting fee	14,490,000	$ 14,490,000
Other offering costs	$ 684,123
IPO | Common Class A
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during period shares new shares	41,400,000
Sale of stock issue price per share	$ 10.00	$ 10.00
Proceeds from initial public offering	$ 414,000,000
Over-Allotment Option | Common Class A
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during period shares new shares	5,400,000